Share-Based Compensation And Other Related Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of share-based payment arrangements [Abstract]
Share-based compensation | $		$ 4,448	$ 2,957
Granted (shares)		22,788
Granted (shares)			149,163
Common shares issued in connection with exercise of stock options (shares)		244,299	125,762
Granted pursuant to the Tahoe Acquisition (shares)		835,874
Remaining contractual life of replacement options		12 months
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in lieu of directors fees (shares)		22,335	10,338
Directors' remuneration expense | $		$ 200	$ 200
Number of shares authorised (shares)	400,000,000	400,000,000
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (CAD$ per share) | $ / shares	$ 20.52
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options granted (CAD$ per share) | $ / shares	$ 97.26